Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 401(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The Compensation Committee did not consider the pay versus performance information presented in this section when making its compensation decisions for either of the years shown. For further information about how we align executive compensation with the Company’s performance, please refer to the Compensation Discussion and Analysis, above. The amounts in the tables below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.

The following table sets forth the compensation for our principal executive officers (our “PEOs”) and the average compensation for certain of our other NEOs, each as reported in the Summary Compensation Table and with certain adjustments to reflect Compensation Actually Paid (“CAP”), as defined under the SEC rules. The table also provides information with respect to Cumulative Total Shareholder Return (“TSR”) and Net Income.

Year	Summary Compensation Table Total for PEO Burke T. Barrett ($)	Compensation Actually Paid to PEO Burke T. Barrett ($)	Summary Compensation Table Total for PEO Kevin Danahy ($)	Compensation Actually Paid to PEO Kevin Danahy ($)	Summary Compensation Table Total for PEO Paul A. LaViolette ($)	Compensation Actually Paid to PEO Paul A. LaViolette ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	PLSE Total Shareholder Return ($)	Net Loss ($ in thousands)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(h)
2025	—	—	854,577	(4,679,472)	7,427,899	4,584,925	1,856,445	(743,231)	57.54	(72,781)
2024	9,137,576	2,161,332	1,936,098	8,698,360	—	—	616,410	5,508,580	72.97	(53,585)
2023	—	—	6,167,404	18,404,374	—	—	3,518,706	7,757,424	51.30	(42,210)
2022	—	—	1,567,001	1,927,003	—	—	424,287	(193,680)	11.61	(58,505)
(1)

Messrs. Paul A. LaViolette and Kevin Danahy were our PEOs during 2025. Mr. Danahy served as our interim Chief Executive Officer from January 1, 2025 through January 9, 2025, upon which Mr. LaViolette assumed the role subsequent to his appointment as Chief Executive Officer. Our non-PEO NEOs for 2025 were Mr. Darrin R. Uecker, our Chief Technology Officer, and Mr. Jon Skinner, our Chief Financial Officer, subsequent to his appointment on February 3, 2025. Messrs. Danahy and Burke T. Barrett were our PEOs during 2024. Mr. Danahy served as our Chief Executive Officer from January 1, 2024 through May 12, 2024, upon which Mr. Barrett assumed the role subsequent to his appointment as Chief Executive Officer. Our non-PEO NEO for 2024 was Mr. Uecker. Mr. Danahy was our PEO for 2023 and 2022. Our non-PEO NEOs for 2023 and 2022 were Mr. Uecker and Mr. Mitchell E. Levinson, our former Chief Strategy Officer.

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEOs and non-PEO NEOs. The amounts reflect the Summary Compensation Table with certain adjustments as detailed in the table below.

PEO Total Compensation Amount				$ 424,287
PEO Actually Paid Compensation Amount				(193,680)
Adjustment To PEO Compensation, Footnote
Year	Executives	Summary Compensation Table Total ($) (1)	Grant Date Fair Value of Option Awards Granted in Fiscal Year ($)	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year ($)	Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years ($)	Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Total Equity Award Adjustments ($)	Compensation Actually Paid ($)
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c) = (i) + (ii) + (iii) + (iv) + (v)	(a) + (b) + (c)
2025	PEO: Kevin Danahy	854,577	—	—	(5,620,374)	86,325	—	—	(5,534,049)	(4,679,472)
	PEO: Paul A. LaViolette	7,427,899	(6,717,960)	4,617,545	(608,104)	(134,455)	—	—	3,874,986	4,584,925
	non-PEO NEOs	1,856,445	(1,209,518)	726,932	(2,121,016)	3,926	—	—	(1,390,158)	(743,231)
2024	PEO: Burke T. Barrett	9,137,576	(8,700,311)	—	—	—	1,724,067	—	1,724,067	2,161,332
	PEO: Kevin Danahy	1,936,098	(1,319,688)	—	7,479,732	602,218	—	—	8,081,950	8,698,360
	non-PEO NEO	616,410	—	—	4,913,882	(21,712)	—	—	4,892,170	5,508,580
2023	PEO: Kevin Danahy	6,167,404	(5,332,679)	12,239,432	4,949,944	380,273	—	—	17,569,649	18,404,374
	non-PEO NEOs	3,518,706	(2,809,061)	6,684,038	224,107	66,128	73,506	—	7,047,779	7,757,424
2022	PEO: Kevin Danahy	1,567,001	(1,215,760)	1,575,762	—	—	—	—	1,575,762	1,927,003
	non-PEO NEOs	424,287	—	—	(445,513)	(172,454)	—	—	(617,967)	(193,680)
(1)	The Summary Compensation Table Total for non-PEO NEOs represents the average of the total compensation paid to each of our non-PEO NEOs as shown in our Summary Compensation Table. Our non-PEO NEOs for 2025 were Messrs. Uecker and Skinner, our non-PEO NEO for 2024 was Mr. Uecker, and our non-PEO NEOs for 2023 and 2022 were Messrs. Uecker and Levinson.

Non-PEO NEO Average Total Compensation Amount	$ 1,856,445	$ 616,410	$ 3,518,706	424,287
Non-PEO NEO Average Compensation Actually Paid Amount	$ (743,231)	5,508,580	7,757,424	(193,680)
Adjustment to Non-PEO NEO Compensation Footnote
Year	Executives	Summary Compensation Table Total ($) (1)	Grant Date Fair Value of Option Awards Granted in Fiscal Year ($)	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year ($)	Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years ($)	Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Total Equity Award Adjustments ($)	Compensation Actually Paid ($)
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c) = (i) + (ii) + (iii) + (iv) + (v)	(a) + (b) + (c)
2025	PEO: Kevin Danahy	854,577	—	—	(5,620,374)	86,325	—	—	(5,534,049)	(4,679,472)
	PEO: Paul A. LaViolette	7,427,899	(6,717,960)	4,617,545	(608,104)	(134,455)	—	—	3,874,986	4,584,925
	non-PEO NEOs	1,856,445	(1,209,518)	726,932	(2,121,016)	3,926	—	—	(1,390,158)	(743,231)
2024	PEO: Burke T. Barrett	9,137,576	(8,700,311)	—	—	—	1,724,067	—	1,724,067	2,161,332
	PEO: Kevin Danahy	1,936,098	(1,319,688)	—	7,479,732	602,218	—	—	8,081,950	8,698,360
	non-PEO NEO	616,410	—	—	4,913,882	(21,712)	—	—	4,892,170	5,508,580
2023	PEO: Kevin Danahy	6,167,404	(5,332,679)	12,239,432	4,949,944	380,273	—	—	17,569,649	18,404,374
	non-PEO NEOs	3,518,706	(2,809,061)	6,684,038	224,107	66,128	73,506	—	7,047,779	7,757,424
2022	PEO: Kevin Danahy	1,567,001	(1,215,760)	1,575,762	—	—	—	—	1,575,762	1,927,003
	non-PEO NEOs	424,287	—	—	(445,513)	(172,454)	—	—	(617,967)	(193,680)
(1)	The Summary Compensation Table Total for non-PEO NEOs represents the average of the total compensation paid to each of our non-PEO NEOs as shown in our Summary Compensation Table. Our non-PEO NEOs for 2025 were Messrs. Uecker and Skinner, our non-PEO NEO for 2024 was Mr. Uecker, and our non-PEO NEOs for 2023 and 2022 were Messrs. Uecker and Levinson.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between compensation actually paid to each of our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

The information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Compensation Actually Paid vs. Net Income

Analysis of the Information Presented in the Pay Versus Performance Tables

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between compensation actually paid to each of our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and our net loss during the four most recently completed fiscal years.

Total Shareholder Return Amount	$ 57.54	72.97	51.3	11.61
Net Income (Loss)	(72,781,000)	(53,585,000)	(42,210,000)	(58,505,000)
Mr. Burke Barrett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	9,137,576	0	0
PEO Actually Paid Compensation Amount	0	2,161,332	0	0
Mr. Kevin Danahy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	854,577	1,936,098	6,167,404	1,567,001
PEO Actually Paid Compensation Amount	(4,679,472)	8,698,360	18,404,374	1,927,003
Non-PEO NEO Average Total Compensation Amount			6,167,404
Mr. Paul LaViolette [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	7,427,899	0	0	0
PEO Actually Paid Compensation Amount	4,584,925	0	0	0
PEO | Mr. Burke Barrett [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,724,067
PEO | Mr. Burke Barrett [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,700,311)
PEO | Mr. Burke Barrett [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Burke Barrett [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Burke Barrett [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,724,067
PEO | Mr. Burke Barrett [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Burke Barrett [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Kevin Danahy [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,534,049)	8,081,950	17,569,649	1,575,762
PEO | Mr. Kevin Danahy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,319,688)	(5,332,679)	(1,215,760)
PEO | Mr. Kevin Danahy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,620,374)	7,479,732	4,949,944	0
PEO | Mr. Kevin Danahy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	12,239,432	1,575,762
PEO | Mr. Kevin Danahy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Kevin Danahy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,325	602,218	380,273	0
PEO | Mr. Kevin Danahy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Paul LaViolette [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,874,986
PEO | Mr. Paul LaViolette [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,717,960)
PEO | Mr. Paul LaViolette [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(608,104)
PEO | Mr. Paul LaViolette [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,617,545
PEO | Mr. Paul LaViolette [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Paul LaViolette [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(134,455)
PEO | Mr. Paul LaViolette [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,390,158)	4,892,170	7,047,779	(617,967)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,209,518)	0	(2,809,061)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,121,016)	4,913,882	224,107	(445,513)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	726,932	0	6,684,038	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	73,506	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,926	(21,712)	66,128	(172,454)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0